Employee Benefits Plan - Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 3,790	$ 3,867
Net plan obligations	(267)	(470)	$ (629)
Net plan surpluses	239	128
Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [line items]
Net plan obligations	(96)	(98)	$ (119)
Material Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(4,025)	(4,307)
Fair value of plan assets	3,790	3,867
Net plan obligations	(470)	(565)
Net plan surpluses	235	125
Net plan assets (obligations)	(235)	(440)
Material Defined Benefit Plans [Member] | Funded Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(3,658)	(3,915)
Fair value of plan assets	3,790	3,867
Net plan obligations	(103)	(173)
Net plan surpluses	235	125
Net plan assets (obligations)	132	(48)
Material Defined Benefit Plans [Member] | Unfunded Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(295)	(317)
Net plan obligations	(295)	(317)
Net plan assets (obligations)	(295)	(317)
Material Defined Benefit Plans [Member] | Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(72)	(75)
Net plan obligations	(72)	(75)
Net plan assets (obligations)	$ (72)	$ (75)